Fees and Expenses	Aug. 01, 2025
Absolute CEF Opportunities
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	AFFE is estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap for the Fund and because they do not include AFFE.
Annual Fund Operating Expenses [Table]

Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	3.00%
Dividend and Interest Expenses on Short Sales(1)	1.11%
Acquired Fund Fees and Expenses(2)	1.53%
Total Annual Fund Operating Expenses(3)	7.04%
Fee Waiver and/or Expense Reimbursement(4)	(2.61)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)(1)(3)	4.43%

(1)	Dividend and Interest Expenses on Short Sales include margin interest expense which is not included in Dividend and Interest Expenses on Short Sales included in the financial highlights.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. AFFE is estimated for the current fiscal year.
(3)	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap for the Fund and because they do not include AFFE. Further, because AFFE is estimated for the current fiscal year, Total Annual Fund Operating Expenses in the table above are estimated for the current fiscal year.
(4)	Absolute Investment Advisers, LLC (“Absolute”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, does not exceed 1.79% through July 31, 2026 (the “Expense Cap”). This Expense Cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to Absolute. Absolute may recoup from the Fund fees waived (other than management fees waived by Absolute related to the Fund’s investments in other pooled vehicles sponsored by Absolute) and expenses reimbursed by Absolute pursuant to the Expense Cap in the three years following the date the particular waiver/expense payment occurred in connection with the Fund or the Predecessor Fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Absolute has contractually agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by Absolute.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$444	$1,832	$3,163	$6,260

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

Portfolio Turnover, Rate	169.00%
ABSOLUTE CAPITAL OPPORTUNITIES FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.36%
Dividend and Interest Expenses on Short Sales(1)	0.00%
Acquired Fund Fees and Expenses(2)	0.03%
Total Annual Fund Operating Expenses	1.79%
Fee Waiver and/or Expense Reimbursement(3)	(0.28)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)(4)	1.51%

(1)	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
(3)	Absolute Investment Advisers, LLC (“Absolute”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.48% through July 31, 2026 (the “Expense Cap”). The Expense Cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to Absolute. Absolute may recoup from the Fund fees waived (other than management fees waived by Absolute related to the Fund’s investments in other pooled vehicles sponsored by Absolute) and expenses reimbursed by Absolute pursuant to the Expense Cap in the three years following the date the particular waiver/expense payment occurred in connection with the Fund or the Predecessor Fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Absolute has contractually agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by Absolute.
(4)	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.

Expense Example Narrative [Text Block]

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$154	$536	$944	$2,082

Portfolio Turnover [Text Block]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
ABSOLUTE CONVERTIBLE ARBITRAGE FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Investor Shares

Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses (including recoupment of previously waived management fees of 0.03%)	0.20%	0.20%
Dividend and Interest Expenses on Short Sales(1)	0.21%	0.22%
Acquired Fund Fees and Expenses(2)	0.06%	0.06%
Total Annual Fund Operating Expenses	1.47%	1.73%
Fee Waiver and/or Expense Reimbursement(3)	0.00%	0.00%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)(4)	1.47%	1.73%

(1)	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. Please refer to the section entitled “Information Regarding Dividend and Interest Expenses on Short Sales” in the Prospectus.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
(3)	Absolute Investment Advisers, LLC (“Absolute”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.20% and 1.45% of the Institutional Shares and Investor Shares, respectively, through July 31, 2026 (the “Expense Cap”). The Expense Cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to Absolute. Absolute may recoup from the Fund fees waived (other than management fees waived by Absolute related to the Fund’s investments in other pooled vehicles sponsored by Absolute) and expenses pursuant to the Expense Cap in the three years following the date the particular waiver/expense payment occurred in connection with the Fund or the Predecessor Fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Absolute has contractually agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by Absolute.
(4)

Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.

Expense Example Narrative [Text Block]

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example by, Year, Caption [Text]	The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Institutional Shares	$150	$465	$803	$1,757
Investor Shares	$176	$545	$939	$2,041

Portfolio Turnover [Text Block]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
ABSOLUTE FLEXIBLE FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.64%
Dividend and Interest Expenses on Short Sales(1)	0.02%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Fund Operating Expenses	2.08%
Fee Waiver and/or Expense Reimbursement(3)	(0.56)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)(4)	1.52%

(1)	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
(3)	Absolute Investment Advisers, LLC (“Absolute”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, does not exceed 1.48% through July 31, 2026 (the “Expense Cap”). The Expense Cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to Absolute. Absolute may recoup from the Fund fees waived (other than management fees waived by Absolute related to the Fund’s investments in other pooled vehicles sponsored by Absolute) and expenses reimbursed by Absolute pursuant to the Expense Cap in the three years following the date the particular waiver/expense payment occurred in connection with the Fund or the Predecessor Fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Absolute has contractually agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by Absolute.
(4)	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.

Expense Example Narrative [Text Block]

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
Expense Example, With Redemption [Table]
1 year	3 years	5 years	10 years
$155	$598	$1,067	$2,366

Portfolio Turnover [Text Block]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	52.00%